Summary of Significant Accounting Policies (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Lab equipment	$ 6,571,438	$ 6,617,038	$ 7,313,979
Computer equipment	557,010	540,212	540,814
Office equipment	191,248	191,248	229,785
Leasehold improvements	212,730	212,730	434,304
Property, Plant and Equipment, Gross		7,561,228	8,518,882
Accumulated depreciation	(5,082,754)	(4,934,321)	(5,558,792)
Property and equipment, net	$ 2,449,672	$ 2,626,907	$ 2,960,090